Portfolio of Investments
Columbia Flexible Capital Income Fund, August 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 45.3%
Issuer	Shares	Value ($)
Communication Services 2.3%
Diversified Telecommunication Services 1.8%
AT&T, Inc.	825,000	14,470,500
Verizon Communications, Inc.	275,000	11,497,750
Total		25,968,250
Media 0.5%
Comcast Corp., Class A	185,000	6,695,150
Total Communication Services		32,663,400
Consumer Discretionary 2.5%
Hotels, Restaurants & Leisure 0.5%
Darden Restaurants, Inc.	60,000	7,422,600
Household Durables 0.5%
Newell Brands, Inc.	375,000	6,693,750
Specialty Retail 1.5%
American Eagle Outfitters, Inc.	625,000	7,037,500
Home Depot, Inc. (The)	50,000	14,421,000
Total		21,458,500
Total Consumer Discretionary		35,574,850
Consumer Staples 2.9%
Food Products 1.9%
Bunge Ltd.	80,000	7,933,600
JM Smucker Co. (The)	55,000	7,699,450
Kraft Heinz Co. (The)	300,000	11,220,000
Total		26,853,050
Tobacco 1.0%
Philip Morris International, Inc.	155,000	14,800,950
Total Consumer Staples		41,654,000
Energy 5.5%
Oil, Gas & Consumable Fuels 5.5%
Chesapeake Energy Corp.	5,254	527,974
Chevron Corp.	100,000	15,806,000
Devon Energy Corp.	135,000	9,533,700
Enviva, Inc.	110,000	7,647,200
Exxon Mobil Corp.	235,000	22,463,650
Common Stocks (continued)
Issuer	Shares	Value ($)
Pioneer Natural Resources Co.	60,000	15,193,200
Valero Energy Corp.	65,000	7,612,800
Total		78,784,524
Total Energy		78,784,524
Financials 10.3%
Banks 3.8%
JPMorgan Chase & Co.	125,000	14,216,250
M&T Bank Corp.	82,500	14,996,850
PNC Financial Services Group, Inc. (The)	90,000	14,220,000
Truist Financial Corp.	235,000	11,007,400
Total		54,440,500
Capital Markets 3.6%
Ares Capital Corp.	750,000	14,730,000
BlackRock, Inc.	11,500	7,663,485
Blackstone Secured Lending Fund	300,000	7,113,000
Blackstone, Inc.	77,500	7,280,350
Morgan Stanley	180,000	15,339,600
Total		52,126,435
Insurance 1.1%
MetLife, Inc.	235,000	15,117,550
Mortgage Real Estate Investment Trusts (REITS) 1.8%
Blackstone Mortgage Trust, Inc.	385,000	11,157,300
Starwood Property Trust, Inc.	650,000	14,904,500
Total		26,061,800
Total Financials		147,746,285
Health Care 4.4%
Biotechnology 0.9%
AbbVie, Inc.	95,000	12,773,700
Pharmaceuticals 3.5%
Amryt Pharma PLC, ADR(a)	172,608	1,251,408
Bristol-Myers Squibb Co.	185,000	12,470,850
Johnson & Johnson	70,000	11,293,800
Merck & Co., Inc.	150,000	12,804,000
Pfizer, Inc.	285,000	12,890,550
Total		50,710,608
Total Health Care		63,484,308
Columbia Flexible Capital Income Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 2.3%
Aerospace & Defense 0.8%
Raytheon Technologies Corp.	125,000	11,218,750
Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	75,000	14,588,250
Machinery 0.5%
AGCO Corp.	67,500	7,337,925
Total Industrials		33,144,925
Information Technology 7.8%
Communications Equipment 1.6%
Cisco Systems, Inc.	335,000	14,981,200
Juniper Networks, Inc.	260,000	7,389,200
Total		22,370,400
Electronic Equipment, Instruments & Components 1.1%
Corning, Inc.	450,000	15,444,000
IT Services 1.0%
International Business Machines Corp.	115,000	14,771,750
Semiconductors & Semiconductor Equipment 2.7%
Broadcom, Inc.	35,000	17,468,850
QUALCOMM, Inc.	57,500	7,605,525
Texas Instruments, Inc.	85,000	14,042,850
Total		39,117,225
Technology Hardware, Storage & Peripherals 1.4%
HP, Inc.	400,000	11,484,000
Seagate Technology Holdings PLC	140,000	9,374,400
Total		20,858,400
Total Information Technology		112,561,775
Materials 2.2%
Chemicals 1.8%
Dow, Inc.	275,000	14,025,000
Nutrien Ltd.	130,000	11,930,100
Total		25,955,100
Metals & Mining 0.4%
Newmont Corp.	120,000	4,963,200
Total Materials		30,918,300
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 3.6%
Equity Real Estate Investment Trusts (REITS) 3.6%
Crown Castle Corp.	45,000	7,687,350
Life Storage, Inc.	65,000	8,271,250
Medical Properties Trust, Inc.	675,000	9,861,750
Simon Property Group, Inc.	72,500	7,393,550
VICI Properties, Inc.	325,000	10,721,750
Welltower, Inc.	95,000	7,281,750
Total		51,217,400
Total Real Estate		51,217,400
Utilities 1.5%
Electric Utilities 1.5%
Duke Energy Corp.	70,000	7,483,700
Entergy Corp.	65,000	7,494,500
FirstEnergy Corp.	185,000	7,316,750
Total		22,294,950
Total Utilities		22,294,950
Total Common Stocks (Cost $594,345,487)		650,044,717

Convertible Bonds 10.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.5%
American Airlines Group, Inc.
07/01/2025	6.500%	6,500,000	7,033,000
Automotive 0.3%
Arrival SA(b)
12/01/2026	3.500%	11,200,000	3,622,290
Cable and Satellite 1.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	20,000,000	14,391,227
Diversified Manufacturing 0.5%
Greenbrier Companies, Inc. (The)
04/15/2028	2.875%	8,500,000	7,276,000
Food and Beverage 0.5%
Post Holdings, Inc.(b)
08/15/2027	2.500%	7,100,000	7,380,450

2	Columbia Flexible Capital Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2022 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.8%
CONMED Corp.(b)
06/15/2027	2.250%	7,500,000	6,881,250
Invacare Corp.
11/15/2024	5.000%	4,500,000	3,864,150
Total			10,745,400
Independent Energy 0.0%
Chesapeake Energy Escrow
09/15/2026	5.500%	10,500,000	210,000
Leisure 1.1%
NCL Corp Ltd.
08/01/2025	5.375%	7,000,000	7,444,500
Royal Caribbean Cruises Ltd.(b)
08/15/2025	6.000%	7,400,000	8,221,400
Total			15,665,900
Media and Entertainment 0.3%
fuboTV, Inc.
02/15/2026	3.250%	9,000,000	4,077,000
Other Financial Institutions 0.6%
RWT Holdings, Inc.
10/01/2025	5.750%	10,050,000	8,604,730
Other REIT 1.1%
PennyMac Corp.
03/15/2026	5.500%	16,500,000	14,610,750
Redwood Trust, Inc.(b)
06/15/2027	7.750%	2,000,000	1,756,000
Total			16,366,750
Pharmaceuticals 2.6%
Aegerion Pharmaceuticals, Inc.(b)
04/01/2025	5.000%	1,012,542	982,166
BridgeBio Pharma, Inc.
02/01/2029	2.250%	15,500,000	7,026,150
Clovis Oncology, Inc.
05/01/2025	1.250%	11,700,000	8,190,459
Cytokinetics, Inc.(b)
07/01/2027	3.500%	5,700,000	7,284,600
Insmed, Inc.
01/15/2025	1.750%	7,500,000	7,597,345
Tilray, Inc.
10/01/2023	5.000%	7,000,000	6,799,473
Total			37,880,193
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 1.0%
2U, Inc.
05/01/2025	2.250%	9,500,000	6,840,000
Infinera Corp.(b)
08/01/2028	3.750%	7,400,000	7,936,500
Total			14,776,500
Total Convertible Bonds (Cost $171,745,702)			148,029,440

Convertible Preferred Stocks 8.8%
Issuer		Shares	Value ($)
Consumer Discretionary 0.5%
Auto Components 0.5%
Aptiv PLC	5.500%	70,000	7,589,400
Total Consumer Discretionary			7,589,400
Financials 0.3%
Capital Markets 0.3%
AMG Capital Trust II	5.150%	87,500	4,319,875
Total Financials			4,319,875
Health Care 2.1%
Health Care Equipment & Supplies 1.6%
Becton Dickinson and Co.	6.000%	225,000	11,362,500
Boston Scientific Corp.	5.500%	110,000	11,643,500
Total			23,006,000
Life Sciences Tools & Services 0.5%
Danaher Corp.	5.000%	5,500	7,728,411
Total Health Care			30,734,411
Industrials 1.0%
Construction & Engineering 0.5%
Fluor Corp.	6.500%	6,000	7,898,600
Professional Services 0.5%
Clarivate PLC	5.250%	137,500	6,809,000
Total Industrials			14,707,600
Information Technology 0.7%
Electronic Equipment, Instruments & Components 0.7%
II-VI, Inc.	6.000%	47,500	9,647,725
Total Information Technology			9,647,725

Columbia Flexible Capital Income Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2022 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Utilities 4.2%
Gas Utilities 1.7%
South Jersey Industries, Inc.	8.750%	30,000	2,035,769
Spire, Inc.	7.500%	215,000	10,678,413
UGI Corp.	7.250%	120,000	10,920,000
Total			23,634,182
Multi-Utilities 2.5%
DTE Energy Co.	6.250%	415,000	21,301,950
NiSource, Inc.	7.750%	130,000	14,747,200
Total			36,049,150
Total Utilities			59,683,332
Total Convertible Preferred Stocks (Cost $132,233,636)			126,682,343

Corporate Bonds & Notes 31.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.0%
Bombardier, Inc.(b)
06/15/2026	7.125%	15,500,000	14,765,950
Rolls-Royce PLC(b)
10/15/2027	5.750%	8,133,000	7,359,710
Spirit AeroSystems, Inc.(b)
04/15/2025	7.500%	7,200,000	7,048,899
Total			29,174,559
Cable and Satellite 0.2%
Telesat Canada/LLC(b)
10/15/2027	6.500%	7,114,000	2,936,842
Chemicals 0.8%
Innophos Holdings, Inc.(b)
02/15/2028	9.375%	5,000,000	4,895,097
Olympus Water US Holding Corp.(b)
10/01/2029	6.250%	9,000,000	6,775,689
Total			11,670,786
Construction Machinery 0.5%
PECF USS Intermediate Holding III Corp.(b)
11/15/2029	8.000%	8,350,000	6,968,740
Consumer Cyclical Services 0.9%
Staples, Inc.(b)
04/15/2026	7.500%	7,500,000	6,340,265
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uber Technologies, Inc.(b)
09/15/2027	7.500%	2,600,000	2,604,008
01/15/2028	6.250%	4,695,000	4,514,935
Total			13,459,208
Consumer Products 0.8%
Mattel, Inc.
10/01/2040	6.200%	2,770,000	2,787,177
11/01/2041	5.450%	1,100,000	1,022,785
SWF Escrow Issuer Corp.(b)
10/01/2029	6.500%	10,500,000	7,622,758
Total			11,432,720
Electric 0.5%
Pacific Gas and Electric Co.
06/15/2027	5.450%	7,000,000	6,876,243
Finance Companies 0.6%
Curo Group Holdings Corp.(b)
08/01/2028	7.500%	9,000,000	5,459,958
Fortress Transportation and Infrastructure Investors LLC(b)
08/01/2027	9.750%	3,240,000	3,249,871
Total			8,709,829
Food and Beverage 1.3%
Triton Water Holdings, Inc.(b)
04/01/2029	6.250%	13,929,000	11,426,337
United Natural Foods, Inc.(b)
10/15/2028	6.750%	7,420,000	7,140,317
Total			18,566,654
Gaming 1.3%
Colt Merger Sub, Inc.(b)
07/01/2027	8.125%	7,299,000	7,182,682
Scientific Games Holdings LP/US FinCo, Inc.(b)
03/01/2030	6.625%	12,500,000	11,147,118
Total			18,329,800
Health Care 2.1%
Quotient Ltd.(b),(c),(d)
10/15/2025	12.000%	1,219,166	1,219,167
10/15/2025	12.000%	522,500	522,500
Surgery Center Holdings, Inc.(b)
07/01/2025	6.750%	15,000,000	14,465,540
Tenet Healthcare Corp.(b)
10/01/2028	6.125%	15,521,000	14,230,463
Total			30,437,670

4	Columbia Flexible Capital Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 3.6%
Hilcorp Energy I LP/Finance Co.(b)
04/15/2030	6.000%	16,000,000	14,759,517
Oasis Petroleum, Inc.(b)
06/01/2026	6.375%	7,500,000	7,289,655
Occidental Petroleum Corp.
07/15/2044	4.500%	9,800,000	8,434,945
04/15/2046	4.400%	10,600,000	9,195,500
Southwestern Energy Co.
02/01/2029	5.375%	12,220,000	11,565,363
Total			51,244,980
Leisure 2.7%
Carnival Corp.(b)
05/01/2029	6.000%	16,500,000	12,502,972
06/01/2030	10.500%	4,000,000	3,662,254
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	7,300,000	7,148,441
NCL Corp., Ltd.(b)
02/15/2029	7.750%	9,500,000	7,695,028
Royal Caribbean Cruises Ltd.(b)
08/15/2027	11.625%	7,243,000	7,128,891
Total			38,137,586
Media and Entertainment 3.0%
Clear Channel Outdoor Holdings, Inc.(b)
04/15/2028	7.750%	18,000,000	14,654,376
Deluxe Corp.(b)
06/01/2029	8.000%	8,000,000	7,121,115
Lions Gate Capital Holdings LLC(b)
04/15/2029	5.500%	17,500,000	13,879,080
Mav Acquisition Corp.(b)
08/01/2029	8.000%	9,000,000	7,811,610
Total			43,466,181
Metals and Mining 0.4%
CONSOL Energy, Inc.(b)
11/15/2025	11.000%	5,800,000	5,911,251
Midstream 0.2%
Rockpoint Gas Storage Canada Ltd.(b)
03/31/2023	7.000%	2,853,000	2,833,960
Oil Field Services 0.5%
Nabors Industries Ltd.(b)
01/15/2026	7.250%	4,568,000	4,155,451
01/15/2028	7.500%	3,231,000	2,909,555
Total			7,065,006
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 0.5%
WeWork Companies, Inc.(b)
05/01/2025	7.875%	9,300,000	6,945,673
Packaging 1.5%
ARD Finance SA(b),(e)
06/30/2027	6.500%	8,754,310	6,825,149
BWAY Holding Co.(b)
04/15/2025	7.250%	16,000,000	14,528,309
Total			21,353,458
Paper 0.5%
Sylvamo Corp.(b)
09/01/2029	7.000%	7,800,000	7,461,549
Pharmaceuticals 0.8%
Bausch Health Companies, Inc.(b)
01/30/2028	5.000%	2,579,000	969,376
01/30/2030	5.250%	11,032,000	4,077,087
Organon Finance 1 LLC(b)
04/30/2031	5.125%	7,523,000	6,582,995
Total			11,629,458
Restaurants 1.0%
Fertitta Entertainment LLC/Finance Co., Inc.(b)
01/15/2030	6.750%	17,500,000	14,282,887
Retailers 1.3%
Academy Ltd.(b)
11/15/2027	6.000%	7,833,000	7,361,447
L Brands, Inc.(b)
10/01/2030	6.625%	7,500,000	6,816,291
Magic MergeCo, Inc.(b)
05/01/2029	7.875%	6,500,000	4,318,711
Total			18,496,449
Supermarkets 0.4%
Safeway, Inc.
02/01/2031	7.250%	6,088,000	5,992,268
Technology 3.3%
Avaya, Inc.(b)
09/15/2028	6.125%	8,500,000	4,642,408
Consensus Cloud Solutions, Inc.(b)
10/15/2026	6.000%	8,000,000	7,260,641
Diebold Nixdorf, Inc.(b)
07/15/2025	9.375%	2,700,000	2,221,521
Diebold, Inc.
04/15/2024	8.500%	13,000,000	8,031,687

Columbia Flexible Capital Income Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Minerva Merger Sub, Inc.(b)
02/15/2030	6.500%	13,000,000	11,034,410
Rocket Software, Inc.(b)
02/15/2029	6.500%	14,125,000	10,872,905
Sabre GLBL, Inc.(b)
04/15/2025	9.250%	2,200,000	2,167,977
09/01/2025	7.375%	1,077,000	1,020,819
Total			47,252,368
Wirelines 0.4%
Front Range BidCo, Inc.(b)
03/01/2028	6.125%	6,500,000	4,980,036
Total Corporate Bonds & Notes (Cost $522,736,822)			445,616,161

Preferred Debt 0.5%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.5%
Citigroup Capital XIII(f)
10/30/2040	9.176%	285,000	7,800,450
Total Preferred Debt (Cost $7,605,226)			7,800,450

Warrants 0.1%
Issuer	Shares	Value ($)
Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
Chesapeake Energy Corp.(a)	9,913	799,087
Total Energy		799,087
Warrants (continued)
Issuer	Shares	Value ($)
Health Care 0.0%
Health Care Equipment & Supplies 0.0%
Quotient Ltd.(a)	24,163	4,591
Quotient Ltd.(a)	111,309	21,149
Total		25,740
Total Health Care		25,740
Total Warrants (Cost $135,608)		824,827

Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.366%(g),(h)	32,766,256	32,749,872
Total Money Market Funds (Cost $32,748,340)		32,749,872
Total Investments in Securities (Cost: $1,461,550,821)		1,411,747,810
Other Assets & Liabilities, Net		22,345,990
Net Assets		1,434,093,800

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2022, the total value of these securities amounted to $428,626,408, which represents 29.89% of total net assets.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2022, the total value of these securities amounted to $1,741,667, which represents 0.12% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2022.
(g)	The rate shown is the seven-day current annualized yield at August 31, 2022.
6	Columbia Flexible Capital Income Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(h)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.366%
	20,206,575	116,359,789	(103,818,024)	1,532	32,749,872	(5,741)	98,214	32,766,256
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Flexible Capital Income Fund | First Quarter Report 2022	7

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT148_05_M01_(10/22)